Service Class Shares | SC WMC Large Cap Growth Fund
FUND SUMMARY SCSM WMC Large Cap Growth Fund
INVESTMENT GOAL
Long-term capital growth.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold the Service Class shares of the fund. The expenses shown in the table would be higher if they included the fees and expenses of the variable annuity and variable life insurance contracts through which the fund is offered. Please see the prospectus for your variable contract for more information.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Service Class Shares SC WMC Large Cap Growth Fund Service Class
Management Fee	0.75%
Distribution (12b-1) Fee	0.25%
Other Expenses	0.16%
Total Annual Fund Operating Expenses	1.16%

Example
This Example is intended to help you compare the cost of investing in the Service Class shares of the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated, then redeem all of your Service Class shares at the end of those periods. The Example also assumes that your investment has a 5% return each year. Please note that the Example does not reflect the separate account fees charged in the variable annuity and variable life insurance contracts through which the fund is offered. If those separate account fees were reflected, the costs shown below would be higher. Please see the prospectus for your variable contract for more details on the separate account fees. Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:

Expense Example (USD $)	One Year	Three Years	Five Years	Ten Years
Service Class Shares SC WMC Large Cap Growth Fund Service Class	118	368	638	1,409

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 58% of the average value of its portfolio.

PRINCIPAL INVESTMENTS AND STRATEGIES
The fund normally invests primarily in common stocks. The fund normally invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in securities of companies with large market capitalizations (which, for purposes of this fund, are those companies with market capitalizations similar to companies in the Russell 1000® Growth Index). The size of the companies in this index changes with market conditions and the composition of the index. The fund may invest up to 20% of its total assets in foreign securities (not including American Depositary Receipts (“ADRs”), American Depositary Shares or U.S. dollar denominated securities of foreign issuers).

How Investments Are Selected

The fund invests primarily in common stocks of growth-oriented companies. Each stock is evaluated and ranked on a consistent set of growth, valuation, and quality criteria.

The fund’s investment subadviser, Wellington Management Company, LLP (“Wellington Management”), uses what is sometimes referred to as a “bottom up” approach, which is the use of fundamental analysis to identify specific securities within industries or sectors for purchase or sale. Fundamental analysis involves the assessment of a company’s business environment, market share, management, global expansion plans, balance sheet, income statement, anticipated earnings, revenues, and other related measures of value.

Wellington Management continually monitors every company in the fund’s portfolio for fundamental attractiveness. The fund typically sells an investment when the investment achieves its anticipated potential, the company begins to show deteriorating relative fundamentals or alternative investments become sufficiently more attractive.

PRINCIPAL RISKS
Investors could lose money on their investments in the fund or the fund could perform less well than other possible investments if any of the following occurs:

  U.S. or foreign stock markets go down or perform poorly relative to other types of investments.
  Growth stocks fall out of favor with the stock markets relative to value stocks.
  Large capitalization stocks underperform relative to small or mid-capitalization stocks.
  The fund's investment style and large-capitalization focus do not produce favorable results relative to market trends.
  The fund misses out on an investment opportunity because its assets are invested in lower performing investments.
  Foreign equity markets, which can be more volatile than the U.S. market due to increased risks of adverse political, regulatory, market or economic developments, or the more limited availability of accurate information about foreign issuers, underperform the U.S. market or other types of investments.
  ADRs entail similar investment risks to direct ownership of foreign securities traded outside of the U.S. markets, including increased market, liquidity, currency, political, information and other risks.
  The subadviser's judgments about future economic trends or the relative value of securities selected for the fund's portfolio prove to be wrong.
  Prices of securities in the fund’s portfolio fall as a result of general market movements, adverse market reactions to recent events or trends, or unfavorable company news.

FUND PERFORMANCE
The performance information in the following charts provides some indication of the risks of investing in the fund’s Service Class shares by showing changes in the total return of the fund’s Service Class shares from year to year and by comparing the average annual total returns of the fund’s Service Class shares with those of a broad-based securities market index. Past performance does not necessarily indicate how the fund’s Service Class shares will perform in the future.

Performance figures do not reflect expenses incurred from investing through an insurance company separate account that funds variable annuity or variable life insurance contracts. Had such expenses been added, the performance figures would have been lower. Please refer to the applicable separate account prospectus for more information on expenses.

Wellington Management Company, LLP became the fund’s subadviser on August 1, 2008.

Year-by-year total returns for Service Class shares

Calendar years ended December 31
(Full calendar years since May 1, 2006 inception)

The fund's best and worst calendar quarters during the years shown in the bar chart were:

	Total Return	Quarter/Year
Highest	16.67%	2nd Quarter 2009

Lowest	(22.61)%	4th Quarter 2008

Average annual total returns for Service Class shares (for the periods ended December 31, 2011)
Average Annual Total Returns Service Class Shares SC WMC Large Cap Growth Fund	One Year	Five Years	Since Inception	Inception Date
Service Class	(4.80%)	(1.54%)	(1.40%)	May 01, 2006
Russell 1000 Growth Index (reflects no deduction for fees or expenses)	2.64%	2.50%	3.25%	May 01, 2006